Business acquisitions	12 Months Ended
Dec. 31, 2021
Business Acquisitions [Abstract]
Business acquisitions	Business acquisitions
Accounting policies

Business combinations are accounted for using the acquisition method. We measure goodwill at the acquisition date as the fair value of the consideration transferred less the fair value of the identifiable assets acquired and liabilities assumed. The determination of the fair value of the assets acquired and liabilities assumed requires management to use estimates that contain uncertainty and critical judgments. Transaction costs in connection with business combinations are expensed as incurred.

Valuation techniques utilized

We engaged a valuations expert to assist with the determination of estimated fair value for acquired working capital, property, plant and equipment, and intangible assets.

We applied the market comparison technique and cost technique in determining the fair value of acquired property, plant, and equipment. We considered market prices for similar assets when they were available, and depreciated replacement cost in other circumstances. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence. The key assumptions used in the estimation of depreciated replacement cost are the asset’s estimated replacement cost at the time of acquisition and estimated useful life.

We applied the multi-period excess earnings method in determining the fair value of the customer relationship intangible recognized in the Norbord Acquisition. The multi-period excess earnings method considers the present value of incremental after-tax cash flows expected to be generated by the customer relationship after deducting contributory asset charges. The key assumptions used in applying the valuation technique include: the forecasted revenues relating to Norbord’s existing customers at the time of acquisition, the forecasted attrition rates relating to these customers, forecasted operating margins, and the discount rate.

Supporting Information
Norbord acquisition
On February 1, 2021, we acquired all of the outstanding shares of Norbord Inc. (“Norbord”). According to the terms of the Norbord Acquisition, Norbord shareholders received 0.675 of a West Fraser share for each Norbord share held. The result was the issuance of 54,484,188 Common shares of West Fraser at a price of US$63.90 per share (CAD$81.94 per share) for $3,482 million. The price per share was based on the West Fraser Common shares’ closing price as listed on the TSX on January 29, 2021, and a CAD-USD exchange rate of 0.7798.
Included in the Norbord Acquisition are five OSB mills in Canada, seven OSB mills in the U.S., one OSB mill, one MDF plant and two particleboard plants in the U.K., one OSB mill in Belgium, and their related corporate offices.
We have incorporated the North American operations of Norbord into our Panels segment and renamed that segment North America (“NA”) Engineered Wood Products (“EWP”). This segment includes the results from North American operations for OSB, plywood, MDF, and LVL. In addition, we have identified a Europe EWP segment, which includes the results from the U.K. and Belgium operations for OSB, MDF and particleboard. The EWP segments have been separated due to differences in the operating region, customer base, profit margins and sales volumes.
The Norbord Acquisition has been accounted for as an acquisition of a business in accordance with IFRS 3, Business Combinations. We have allocated the purchase price based on our estimated fair value of the assets acquired and the liabilities assumed as follows:

West Fraser purchase consideration:
Fair value of West Fraser shares issued	$3,482
Fair value of equity-based compensation instruments	24
$3,506

Fair value of net assets acquired:
Cash and short-term investments	$642
Accounts receivable	232
Inventories	334
Prepaid expenses	12
Property, plant and equipment	2,088
Timber licenses	10
Other non-current assets	6
Other intangibles	17
Customer relationship intangible	470
Goodwill	1,339
Payables and accrued liabilities	(301)
Income tax payable	(155)
Current portion of reforestation and decommissioning obligations	(2)
Long-term debt	(720)
Other non-current liabilities	(36)
Deferred income tax liabilities	(430)
$3,506

Balances that required significant fair value adjustments for purchase price accounting included inventory, property, plant and equipment, and customer relationship intangibles. The resulting goodwill and deferred income tax liabilities were also significant.
Factors contributing to goodwill include the Norbord workforce and assets that are geographically complementary to our existing facilities and offer close access to large markets and timber baskets. The Norbord Acquisition also provides increased scale and geographic diversification of manufacturing and markets. The goodwill of $1,339 million is not deductible for tax purposes.
Acquisition costs of $17 million have been expensed in selling, general and administration.
Angelina Forest Products acquisition
On December 1, 2021, we acquired the Angelina Forest Products (“Angelina Acquisition” or “Angelina”) lumber mill located in Lufkin, Texas for preliminary cash consideration of $310 million. This acquisition has been accounted for as an acquisition of a business in accordance with IFRS 3, Business Combinations. We have allocated the purchase price based on our preliminary estimated fair value of the assets acquired and the liabilities assumed as follows:

West Fraser purchase consideration:
Cash consideration[1]	$310

Preliminary fair value of net assets acquired:
Cash	$8
Accounts receivable	7
Inventories	11
Property, plant and equipment	213
Goodwill	78
Payables and accrued liabilities	(7)
$310
1.A net outflow comprising the cash consideration of $310 million net of cash acquired of $8 million is presented in the consolidated statements of cash flows.
Purchase consideration is preliminary as at December 31, 2021, subject to finalization of certain post-close working capital adjustments. Our valuation of property, plant and equipment and intangibles remains preliminary as at December 31, 2021.

Factors contributing to goodwill include the Angelina workforce and assets that are geographically complementary to our existing facilities and offer close access to large markets and timber baskets. The goodwill of $78 million is deductible for tax purposes.

We have incorporated the mill into our Lumber segment. Acquisition costs were nominal and have been expensed in selling, general, and administration.

Financial Results
The following tables represent the actual results of Norbord and Angelina included in our statement of earnings and the proforma results of operations for the year ended December 31, 2021. The proforma results assume the Norbord Acquisition and the Angelina Acquisition occurred on January 1, 2021, and that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition occurred on January 1, 2021.

Results Attributable to Acquired Businesses ($ millions)	Norbord Results for February 1 to December 31, 2021[1,3]	Angelina Results for December 1 to December 31, 2021[2,3]	Total
Sales	$4,175	$15	$4,190
Operating earnings	1,915	1	1,916
Earnings	1,427	1	1,428
1.Represents the results of the Norbord operations since the acquisition date that are included in our results.
2.Represents the results of the Angelina operations since the acquisition date that are included in our results.
3.Operating earnings and earnings Include purchase price accounting impacts of $93 million expense and $2 million expense for the one-time inventory adjustments in cost of products sold relating to the Norbord Acquisition and Angelina Acquisition, respectively.

Proforma 2021 Results ($ millions)	West Fraser Actual Results[2] 2021	Norbord Proforma Results[1] Jan-21	Angelina Proforma Results[1] Jan-21 to Nov-21	West Fraser Proforma Results[1,2] 2021
Sales	$10,518	$277	$163	$10,958
Operating earnings	3,945	115	61	4,121
Earnings	2,947	86	57	3,090
1.These unaudited proforma results have been provided as required per IFRS 3 - Business Combinations. West Fraser proforma YTD-21 presents West Fraser’s results as if the Norbord Acquisition and Angelina Acquisition were completed on January 1, 2021.
2.Operating earnings and earnings include purchase price accounting impacts of $93 million expense and $2 million expense for the one-time inventory adjustments in cost of products sold relating to the Norbord Acquisition and Angelina Acquisition, respectively.